Accrued liabilities and provisions - Additional information (Details) $ in Millions, $ in Millions										12 Months Ended			48 Months Ended
	Oct. 07, 2024 USD ($)	Sep. 30, 2024 COP ($)	Sep. 30, 2024 USD ($)	Mar. 21, 2024 USD ($) shares	Jun. 07, 2023 USD ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 USD ($)	May 25, 2016 USD ($)	Apr. 08, 2016 USD ($)	Dec. 31, 2025 COP ($) item lawsuit shares	Dec. 31, 2025 USD ($) item lawsuit shares	Dec. 31, 2024	Dec. 31, 2018 USD ($)	Mar. 31, 2026 COP ($)	Dec. 13, 2022	Jun. 28, 2019 COP ($)	Jun. 28, 2019 USD ($)	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Environmental compensation and mandatory investment										1.00%	1.00%	1.00%
Minimum current plans executed | item										245	245
Percentage of forced investment										1.00%	1.00%
Number of voluntary conservation agreements | item										700	700
Minimum Percentage of Execution of Forced Obligation										1.00%	1.00%
Vat rate										19.00%					20.00%
VAT assessment, Contingency, Probability of success										50.00%	50.00%
Value added tax payments										$ 4,200,000.0
Value added tax, Recoverable, Credits and refund										$ 3,900,000.0				$ 710,000.0
Legal proceedings in process, claims made, value								$ 213.0
Number of former officials | item										8	8
Number of former presidents | item										3	3
Number of former financial vice-presidents | item										5	5
Unidentified expenses													$ 22.0
Unidentified project cost											$ 269.0
Equity investments
Disclosure of accrued liabilities and provisions [Line Items]
Fair value valuation of shares		$ 915,003.0	$ 234.5
Series B Non voting preferred stock
Disclosure of accrued liabilities and provisions [Line Items]
Percentage of shares issued upon conversion				19.90%						19.90%	19.90%
VAT on Imports of Gasoline and Diesel Fuel
Disclosure of accrued liabilities and provisions [Line Items]
Value added tax assessments, Interest accrued										$ 4,900,000.0
VAT on Imports of Gasoline and Diesel Fuel | Tax Periods Between 2022 and 2024
Disclosure of accrued liabilities and provisions [Line Items]
Number of official assessments issued | item										2	2
Value added tax assessments										$ 6,500,000.0
McDermott International Ltd
Disclosure of accrued liabilities and provisions [Line Items]
Proceeds from sale of business	$ 475.0
McDermott International Ltd | Series B Non voting preferred stock
Disclosure of accrued liabilities and provisions [Line Items]
Number of shares issued as a plan of restructuring | shares				75,000						75,000	75,000
Refineria de Cartagena S.A.S
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value									$ 2,000.0
Contingent asset non detailed counterclaim																				$ 387,558.0	$ 116.0
Letter of credit compliance																					$ 70.0
Contingent asset claim																		$ 432,303.0	$ 129.0
Contingent asset claim invoices provisionally paid						$ 137.0	$ 139.0
Legal proceedings in process, claims made, value updated including interest																$ 503,241.0	$ 137.0
Amount awarded to other party					$ 1,000.0
Dismissal of claim amount by Plaintif					$ 400.0
Legal fees				$ 9.0
Number of former officials being investigated | item										8	8
Refineria de Cartagena S.A.S | Annulment and restoration of rights
Disclosure of accrued liabilities and provisions [Line Items]
Total number of legal proceedings, lawsuits | lawsuit										2	2
Number of additional legal proceedings | lawsuit										4	4
Refineria de Cartagena S.A.S | Official tax assessments and their confirmatory resolutions
Disclosure of accrued liabilities and provisions [Line Items]
Total number of legal proceedings, lawsuits | lawsuit										2	2
Refineria de Cartagena | VAT on Imports of Gasoline and Diesel Fuel
Disclosure of accrued liabilities and provisions [Line Items]
Number of official assessments issued | item										6	6
Value added tax assessments										$ 1,300,000.0
Letters of credits one | Refineria de Cartagena S.A.S
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan				70.0
Letters of credits two | Refineria de Cartagena S.A.S
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan				$ 95.0
Exploration and Production
Disclosure of accrued liabilities and provisions [Line Items]
Discount rates used in the estimate of the obligation										5.24%		5.88%
Transportation and Logistics
Disclosure of accrued liabilities and provisions [Line Items]
Discount rates used in the estimate of the obligation										5.64%		6.94%
Refining and Petrochemicals
Disclosure of accrued liabilities and provisions [Line Items]
Discount rates used in the estimate of the obligation										5.83%		6.59%